Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Revenues	$ 29,220,846	$ 21,434,100	$ 26,260,268
Cost of revenues	(26,605,003)	(17,463,856)	(22,048,972)
Gross profit	2,615,843	3,970,244	4,211,296
Operating expenses:
Sales and marketing expenses	(462,285)	(606,352)	(490,221)
General and administrative expenses	(1,399,356)	(600,660)	(571,407)
Research and development expenses	(650,629)	(559,048)	(740,800)
Total operating expenses	(2,512,270)	(1,766,060)	(1,802,428)
Income from operations	103,573	2,204,184	2,408,868
Other (expenses) income, net
Interest expenses	(159,166)	(151,335)	(69,572)
Interest income	223	548	1,158
Other income	85,113	95,767	87,399
Exchange gain (loss)	72,406	17,344	(2,106)
Other expenses	(16,593)	(16,839)	(140,029)
Income before income tax provision	85,556	2,149,669	2,285,718
Income tax expense	(67,434)	(269,003)	(307,441)
Net income	18,122	1,880,666	1,978,277
Less: Net income attributable to non-controlling interest	16,096	67,496	69,006
Net income attributable to MaxsMaking Inc.	2,026	1,813,170	1,909,271
Other comprehensive income
Foreign currency translation adjustment	52,666	36,714	(39,443)
Comprehensive income	70,788	1,917,380	1,938,834
Less: comprehensive income (loss) attributable to non-controlling interests	832	(839)	(7,775)
Comprehensive (loss) income attributable to MaxsMaking Inc.	$ 69,956	$ 1,918,219	$ 1,946,609
Class A Ordinary Shares
Other comprehensive income
Weighted Average Shares Outstanding – Basic (in Shares)	8,092,857	7,575,000	7,575,000
Weighted Average Shares Outstanding – Diluted (in Shares)	8,092,857	7,575,000	7,575,000
Earnings per Share – basic (in Dollars per share)	$ 0	$ 0.25	$ 0.26
Earnings per Share – diluted (in Dollars per share)	$ 0	$ 0.25	$ 0.26
Class B Ordinary Shares
Other comprehensive income
Weighted Average Shares Outstanding – Basic (in Shares)	7,425,000	7,425,000	7,425,000
Weighted Average Shares Outstanding – Diluted (in Shares)	7,425,000	7,425,000	7,425,000
Earnings per Share – basic (in Dollars per share)	$ 0	$ 0.25	$ 0.27
Earnings per Share – diluted (in Dollars per share)	$ 0	$ 0.25	$ 0.27